FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9 — FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured at fair value at June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,		December 31,
Description	Level	2023	Level	2022
Assets:
Investments held in Trust Account	1	$78,492,794	1	$237,501,000

Liabilities:
Note payable – sponsor	3	857,193		—
Warrant liability – Private Placement Warrants	3	$1,798,519	3	238,087
Warrant liability – Public Warrants	1	1,725,000	1	213,900
Total liabilities		$4,380,712		$451,987

The Public Warrants and the Private Placement Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statements of operations.

Upon issuance, the Company used a Monte Carlo simulation model to value the Public Warrants and a modified Black-Scholes model to value the Private Placement Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one Class A ordinary share and one-half of one Public Warrant), (ii) the sale of Private Warrants, and (iii) the issuance of Class B ordinary shares, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A ordinary shares subject to possible redemption (temporary equity) and Class B ordinary shares (permanent equity) based on their relative fair values at the initial measurement date. Upon issuance, the Public Warrants and the Private Placement Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.

The subsequent measurements as of June 30, 2023 of the Public Warrants after the detachment of the Public Warrants from the Units are classified as Level 1 due to the use of an observable market quote in an active market. For periods subsequent to the detachment of the Public Warrants from the Units, the publicly traded closing price of the Public Warrants of $0.12 per warrant, was used as the fair value as of the relevant date. The terms of the Private Placement Warrants are analogous to the Public Warrants with the exception that they are not redeemable. As such, these warrants were valued using a modified Black-Scholes model.

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended June 30, 2023:

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2022	$238,087
Transfer to Level 1	—
Additions	1,100,000
Change in fair value of note payable sponsor	(242,807)
Change in fair value of derivative warrant liabilities	1,560,432
Balance, June 30, 2023	$2,655,712

The key inputs into the Monte Carlo simulation model and the modified Black-Scholes model to value the derivative warrant liabilities were as follows:

	June 30, 2023		December 31, 2022
Share price	$10.76		$10.26
Exercise price	$11.50		$11.50
Risk-free interest rate	5.29%		4.68%
Expected life of warrants	5.49	years	5.64	years
Expected volatility of underlying shares	3.5%		4.1%
Dividend yield	0%		0%

The key inputs to value the note payable were as follows:

	June 30, 2023
Share price	$10.76
Strike price of debt conversion	$1.00
Strike price of warrants	$11.50
Risk-free interest rate	5.47%
Expected life	0.49	years
Expected volatility of underlying shares	3.5%

As of June 30, 2023 and December 31, 2022, the derivative warrant liability was $3,523,519 and $451,987, respectively. In addition, for the three and six months ended June 30, 2023 and 2022, the Company recorded losses of $1,430,870 and $2,828,725 and gains of $1,738,741 and $7,881,401, respectively, on the change in fair value of the derivative liabilities on the statements of operations.

NOTE 9 — FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured at fair value at December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,		December 31,
Description	Level	2022	Level	2021
Assets:
Investments held in Trust Account	1	$237,501,000	1	$234,600,000
Liabilities:
Warrant liability – Private Placement Warrants	3	$238,087	3	5,382,041
Warrant liability – Public Warrants	1	213,900	3	5,198,000
		$451,987		$10,580,041

The Public Warrants and the Private Placement Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statements of operations.

Upon issuance, the Company used a Monte Carlo simulation model to value the Public Warrants and a modified Black-Scholes model to value the Private Placement Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one Class A ordinary share and one-half of one Public Warrant), (ii) the sale of Private Warrants, and (iii) the issuance of Class B ordinary shares, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A ordinary shares subject to possible redemption (temporary equity) and Class B ordinary shares (permanent equity) based on their relative fair values at the initial measurement date. Upon issuance, the Public Warrants and the Private Placement Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.

The subsequent measurements as of December 31, 2022 of the Public Warrants after the detachment of the Public Warrants from the Units are classified as Level 1 due to the use of an observable market quote in an active market. For periods subsequent to the detachment of the Public Warrants from the Units, the publicly traded closing price of the Public Warrants of $0.12 per warrant, was used as the fair value as of the relevant date. The terms of the Private Placement Warrants are analogous to the Public Warrants with the exception that they are not redeemable. As such, these warrants were valued using a modified Black-Scholes model.

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2022 and 2021:

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, fair value at May 21, 2021 (inception)	$—
Initial measurement at December 3, 2021 and December 8, 2021	14,016,726
Change in fair value of derivative warrant liabilities	(3,436,685)
Balance, December 31, 2021	10,580,041
Transfer to Level 1	(5,198,000)
Change in fair value of derivative warrant liabilities	(5,143,954)
Balance, December 31, 2022	$238,087

The key inputs into the Monte Carlo simulation model and the modified Black-Scholes model were as follows at initial measurement:

	December 31, 2022		December 31, 2021
Share price	$10.26		$9.72
Exercise price	$11.50		$11.50
Risk-free interest rate	4.68%		1.38%
Expected life of warrants	5.64	years	6.39	years
Expected volatility of underlying shares	4.1%		9.5%
Dividend yield	0%		0%
Probability of business combination	8.9%		70%

As of December 31, 2022 and 2021, the derivative warrant liability was $451,987 and $10,580,041, respectively. In addition, for the year ended December 31, 2022, the Company recorded a gain of $10,128,054 and $3,436,685 on the change in fair value of the derivative warrant liabilities on the statements of operations, respectively.